Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Opening net book value	$ 818	$ 1,116
Foreign exchange	15	(70)
Depreciation	(217)	(228)
Closing net book value	$ 616	818
Lease agreement extension	5 years
Cost
Right-of-use assets
Opening net book value	$ 1,679
Closing net book value	1,679	1,679
Accumulated depreciation
Right-of-use assets
Opening net book value	(861)
Closing net book value	$ (1,063)	$ (861)